[DECHERT LLP LETTERHEAD]

January 22, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             HIMCO Variable Insurance Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of HIMCO Variable Insurance Trust (the “Trust”), an open-end management investment company, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 3 under the 1933 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains fourteen Prospectuses and one Combined Statement of Additional Information relating to HIMCO VIT Large Cap Growth Fund; HIMCO VIT Large Cap Core Fund; HIMCO VIT Large Cap Value Fund; HIMCO VIT Small & Mid Cap Core Fund; HIMCO VIT Global Core Equity Fund; HIMCO VIT Conservative Allocation Fund; HIMCO VIT Moderate Allocation Fund; HIMCO VIT High Yield Bond Fund; HIMCO VIT Government Bond Fund; HIMCO VIT Strategic Income Bond Fund; HIMCO VIT Total Return Bond Fund; HIMCO VIT International Core Equity Fund; HIMCO VIT International Value Equity Fund; and HIMCO VIT Emerging Markets Equity Fund, fourteen new series of the Trust established by the Board of Trustees of the Trust at a meeting held on January 21, 2015.

Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 7, 2015.  No fees are required in connection with this filing. Please contact me at (212) 649-8795 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Lisa R. Price
Lisa R. Price

cc:                                John V. O’Hanlon

Brenda J. Page

Laura K. Kealey